Accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ (42,900,983)	R$ (36,994,135)
Allowance account for credit losses of financial assets	(585,443)	(985,614)	R$ (437,139)
Current [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(664,855)	(1,073,275)
Not later than one month [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(16,823,103)	(13,784,017)
Due within 31 to 120 days [Member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(14,658,671)	(13,743,397)
Due within 121 to 180 days [Member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(5,022,732)	(4,422,424)
Later than six months and not later than one year [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(5,173,286)	(4,210,024)
Later than one year [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ (1,143,779)	R$ (746,612)